Note 20 - Information on the Asset Types and the Associated Transactions (Detail) - Information on the Asset Types and the Associated Transactions [Member] - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Trading securities not derecognized due to the following transactions:
Repurchase agreements		€ 40,654	€ 31,329
Securities lending agreements		8,951	13,001
Total return swaps		1,319	1,615
Other		5,028	2,341
Total trading securities, assets		55,953	48,285
Other trading assets		21	90
Non-trading financial assets mandatory at fair value through profit and loss		666	439
Financial assets at fair value through other comprehensive income		5,951	2,537
Loans at amortized cost	[1]	210	310
Other		72	236
Total		62,872	51,897
Carrying amount of associated liabilities		€ 53,348	€ 37,790

[1]	Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2020 and December 31, 2019. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.